Common Stock And Preferred Stock	12 Months Ended
Dec. 31, 2011
Common Stock And Preferred Stock [Abstract]
Common Stock And Preferred Stock
15.	COMMON STOCK AND PREFERRED STOCK

We are authorized to issue 150 million shares of common stock with a par value of $.01 per share, of which 45,508,838 shares were outstanding at December 31, 2011. A summary of changes in common stock issued and treasury stock is presented below.

	Common Stock	Treasury Stock
Balance at December 31, 2008	48,132,640	1,069,423
Issuance - pension plan contribution	1,184,273	—
Issuance pursuant to stock option and stock-SARS plan	—	(312,609)
Awards of restricted stock	—	(38,380)
Issuance of deferred shares	—	(124,300)

Balance at December 31, 2009	49,316,913	594,134

Issuance pursuant to stock option and stock-SARS plan	121,969	(547,253)
Awards of restricted stock	—	(14,390)
Issuance of deferred shares	6,468	(31,724)

Balance at December 31, 2010	49,445,350	767

Purchase of treasury stock	—	4,280,000
Issuance pursuant to stock option and stock-SARS plan	122,983	(178,352)
Awards of restricted stock	—	(12,384)
Issuance of deferred shares	17,865	(12,671)

Balance at December 31, 2011	49,586,198	4,077,360

Treasury stock, when reissued, is relieved at the moving average cost of the shares in treasury.

During 2011, four quarterly cash dividends of $0.125 per share were declared and paid totaling $24.3. During 2010, four quarterly cash dividends of $0.0125 per share were declared and paid totaling $2.5. On April 16, 2009 our Board of Directors reduced our quarterly dividend by 90% in light of economic conditions. As a result, we paid one quarterly cash dividend of $0.125 per common share and three quarterly dividends of $0.0125 per common share in 2009 which aggregated to $7.7.

On January 31, 2012, our Board of Directors declared a quarterly cash dividend of $0.1250 per common share, payable on February 24, 2012 to stockholders of record as of February 10, 2012.

In 2011, we repurchased 4,280,000 shares of our common stock at a total cost of $196.1. Approximately $197.9 remained authorized under our stock buyback program as of December 31, 2011, all of which is available from the $200.0 authorization announced on December 8, 2011. We anticipate repurchases will be made from time-to-time on the open market or in private transactions and will be utilized for share-based compensation plans and other corporate purposes.